Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 02, 2013	Dec. 31, 2012
Deferred financing costs	$ 871,251		$ 983,857
Debt financing costs amortization	476,105		60,398
AFH [Member]
Deferred financing costs	871,251		983,857
Depositor [Member]
Federal insurance coverage cost					$ 250,000	$ 250,000
Minimum [Member]
Estimated useful lives of property and equipment	3 years		3 years
Maximum [Member]
Estimated useful lives of property and equipment	7 years		7 years